Measurement of financial assets and liabilities - Maturity of financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Total carrying value	$ 11,744	$ 11,269
Contractual maturity profile for financial liabilities	12,764	12,238
Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Total carrying value	715	748
Contractual maturity profile for financial liabilities	720	768
Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Total carrying value	4,459	3,925
Contractual maturity profile for financial liabilities	5,379	4,789
Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Total carrying value	310	257
Contractual maturity profile for financial liabilities	382	284
Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Total carrying value	521	540
Contractual maturity profile for financial liabilities	521	540
Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Total carrying value	745	272
Contractual maturity profile for financial liabilities	745	272
Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Total carrying value	2,731	2,848
Contractual maturity profile for financial liabilities	2,754	2,906
Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Total carrying value	2,263	2,679
Contractual maturity profile for financial liabilities	2,263	2,679
1 year or less
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	6,250	6,527
1 year or less | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	12	186
1 year or less | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	147	125
1 year or less | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	96	84
1 year or less | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	521	540
1 year or less | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	745	272
1 year or less | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	2,466	2,641
1 year or less | Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	2,263	2,679
1-2 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	240	205
1-2 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	19	9
1-2 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	148	125
1-2 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	73	71
1-2 years | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
1-2 years | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
1-2 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
1-2 years | Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
2-5 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	931	858
2-5 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	96	69
2-5 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	724	678
2-5 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	111	111
2-5 years | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
2-5 years | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
2-5 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
2-5 years | Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
5-10 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	3,791	3,243
5-10 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	84	114
5-10 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	3,610	3,111
5-10 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	97	18
5-10 years | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
5-10 years | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
5-10 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
5-10 years | Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
10-15 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	23	19
10-15 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	18	19
10-15 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
10-15 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	5	0
10-15 years | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
10-15 years | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
10-15 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
10-15 years | Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
15-20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	7	7
15-20 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	7	7
15-20 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
15-20 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
15-20 years | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
15-20 years | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
15-20 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
15-20 years | Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
Over 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	4	4
Over 20 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	4	4
Over 20 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
Over 20 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
Over 20 years | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
Over 20 years | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
Over 20 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
Over 20 years | Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
No stated maturity
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	1,518	1,375
No stated maturity | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	480	360
No stated maturity | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	750	750
No stated maturity | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
No stated maturity | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
No stated maturity | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	0	0
No stated maturity | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	288	265
No stated maturity | Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturity profile for financial liabilities	$ 0	$ 0